REVENUE	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue

8.	REVENUE

Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2018	17,245	—
Payments received for services billed	(14,558)	—
Services provided and billed in current period	143,670	33,763
Payments received for services billed in current period	(120,975)	—
Impairment	(1,006)	—
Deferred commissioning period revenue	—	(2,467)
Closing balance on December 31, 2018	24,376	31,296
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

a) Management fee revenue:

By virtue of an agreement to offset intercompany balances entered into between us and Golar Partners, of our total contract asset balances above:

•	$3.1 million is included in balance sheet line item "Amounts due from related parties" under current assets ($7.2 million at December 31, 2017), and

•	$4.3 million is included in "Amounts due to related parties" under current liabilities ($10.0 million at December 31, 2017).

Refer to note 28 for further details of our management fee revenue and contract terms.

b) Liquefaction services revenue:

The Hilli is moored in close proximity to the Customer’s gasfields, providing liquefaction service capacity over the term of the LTA. Liquefaction services revenue recognized comprises the following amounts:

	Year Ended December 31,
(in thousands of $)	2018	2017
Base tolling fee (1)	119,677	—
Amortization of deferred commissioning period revenue (2)	2,467	—
Amortization of Day 1 gain (3)	5,817	—
Other	(336)	—
Total	127,625	—
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of income), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of income, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative instrument was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.

We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining contract term of less than eight years, including the components of transaction price described above.